Revenue, Other Income and Gains - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue from contracts with customers
Revenue from contracts with customers	$ 33,915	$ 23,146
Licensing of intellectual property
Revenue from contracts with customers
License and collaboration revenue	1,122
JSC service
Revenue from contracts with customers
License and collaboration revenue	$ 32,793	$ 23,146